MD&A - Risk management and control - Market Risk	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Market Risk Explanatory
Market

risks

arise

from

both

trading

and

non-trading

business
activities.
Trading

market

risks

are mainly

connected

with

primary

debt and
equity underwriting

and

securities and

derivatives trading

for
market-making

and client

facilitation

in our Investment

Bank, as
well as

the remaining

positions

in Non-core

and Legacy

Portfolio
in Group

Functions

and our

municipal

securities

trading

business
in Global Wealth

Management.
Non-trading

market

risks

arise

predominantly

in

the

form

of
interest

rate

and

foreign

exchange

risks

connect
ed   with
personal

banking

and

lending

in

our

wealth

management
business, our Swiss

personal and corporate

banking business,
the Investment Bank’s lending business,

and treasury activities.
Group

Treasury

assumes

market

risks

in

the

process

of
managing

interest

rate

risk,

structural

foreign

exchange

risk
and the Group’s liquidity and funding profile, including HQLA.
Equity and debt investments can also give rise to market

risks,
as

can

some

aspects

of

employee

benefits,

such

as

defined
benefit pension schemes.
Market risk limits are set for the Group, the business divisions,
Group Treasury and Non-core and Legacy Portfolio at granular levels

in

the

various business

lines,

reflecting

the nature

and
magnitude of the market risks.
Management VaR

measures exposures

under the

market risk
framework,

including

trading

market

risks

and

some

non-
trading market risks. Non-trading

market risks not included

in
VaR

are

also

covered

in

the

risks

controlled

by

Market

&
Treasury Risk Control, as set out below.
Our

primary

portfolio

measures

of

market

risk

are

liquidity-
adjusted

stress

(LAS)

loss

and

VaR.

Both

are

common

to

all
business divisions and

subject to

limits that

are approved

by the
Board of Directors (the BoD).
These

measures

are

complemented

by

concentration

and
granular limits for general and specific market

risk factors. Our
trading

businesses

are

subject

to

multiple

market

risk

limits,
which

take

into

account

the

extent

of

market

liquidity

and
volatility,

available

operational

capacity,

valuation

uncertainty
and, for our single-name exposures, issuer credit quality.
Trading

market

risks

are

managed

on

an

integrated

basis

at
portfolio

level. As

risk factor

sensitivities change

due to

new
transactions, transaction

expiries or

changes in

market levels,
risk factors

are dynamically

rehedged to

remain within

limits.
Thus

we

do

not

generally

seek

to

distinguish

in

the

trading
portfolio between specific positions and associated hedges.
Issuer

risk

is

controlled

by

limits

applied

at

business

division
level

based

on

jump-to-zero

measures,

which

estimate
maximum

default

exposure

(the

default

event

loss

assuming
zero recovery).
Non-trading foreign exchange

risks are

managed under

market
risk limits, with the exception

of Group Treasury management
of consolidated capital activity.
Our Market &

Treasury Risk Control

function applies a

holistic
risk

framework,

set
ting
the

appetite

for

treasury
-
related

risk
-
taking

activities

across

the

Group.

A

key

element

of

the
framework is

an overarching

economic value sensitivity

limit, set
by the

BoD. Th

is limit

is linked

to

the

level

of Basel III

common
equity

tier 1

(CET1)

capital,

and takes

into account

risks arising
from interest rates,

foreign exchange and

credit spreads. Also,

the
sensitivity

of

net

interest

income

to

changes

in

interest

rates

is
monitored against targets set by the Group CEO, so as

to analyze
the outlook and volatility

of net interest income

based on market-
expected interest rates. Limits

are also set by

the BoD to balance
the effect

of foreign

exchange movements

on our

CET1

capital
and

CET1

capital

ratio.

Non-trading

interest

rate

and

foreign
exchange

risks

are

included

in

Group-wide

statistical

and

stress
testing metrics, which flow into our risk appetite framework.
Equity

and

debt

investments

are

subject

to

a

range

of

risk
controls,

including

preapproval of

new

investments

by

business
management

and

Risk

Control

and

regular

monitoring

and
reporting.

They

are

also

included

in

Group-wide

statistical

and
stress testing metrics.
Audited |

VaR is a statistical

measure of market

risk, representing the
potential

market

risk

losses

over

a

set

time

horizon

(holding
period)

at

an

established

level

of

confidence.

VaR

assumes

no
change in the

Group’s trading positions over

the set time

horizon.
We

calculate

VaR

daily.

The

profit

or

loss

distribution

VaR

is
derived from our

internally developed

VaR model, which

simulates
returns over the

holding period for

those risk factors

our trading
positions are sensitive to, and subsequently quantifies the profit /
loss effect

of these

risk factor

returns on

trading positions.

Risk
factor

returns

associated

with

general

interest

rate,

foreign
exchange and commodities risk

factor classes are based on

a pure
historical

simulation

approach,
us ing
a

five
-
year

look
- back
window. Risk factor returns

for selected issuer-based risk factors,
e.g., equity price and credit

spreads, are split into systematic and
residual

issuer-specific

components

using

a

factor

model
approach. Systematic

returns are

based on

historical simulation,
and

residual

returns

on

a

Monte

Carlo

simulation.

VaR

model
profit

or

loss distribution

is derived

from

the

sum of

systematic
and residual

returns in

such a

way that

we consistently

capture
systematic and

residual risk.

Correlations among

risk factors

are
implicitly

captured

via

a

historical

simulation

approach.

When
modeling

risk

factor

returns

we

consider

the

stationarity
properties

of

the

historical

time

series

of

risk

factor

changes.
Depending on the stationarity properties of

the risk factors within
a given

factor class,

we model

the factor

returns using

absolute
returns or logarithmic returns.

Risk factor return distributions

are
updated fortnightly.
Our VaR

model does

not

have full

revaluation

capability, but
we source full revaluation grids

and sensitivities from front-office
systems, enabling us

to capture material

non-linear profit or

loss
effects.
We

use

a

single

VaR

model

for

both

internal

management
purposes

and

determining

market
risk R
WA,

although

we
consider

different

confidence

levels

and

time

horizons.

For
internal

management

purposes,

we

establish

risk

limits

and
measure exposures

using VaR

at a
95
% confidence

level with

a
1-day

holding

period, aligned

to

the

way we

consider

the risks
associated with

our trading

activities. The

regulatory measure of
market risk used to

underpin the market risk

capital requirement
under Basel III requires

a measure equivalent

to a
99 % confidence
level using a 10-day holding

period. To calculate a 10-day

holding
period

VaR,

we
use 10 -
day

risk

factor

returns,
with all
observations equally weighted.
Additionally,

the

portfolio

population

for

management

and
regulatory

VaR

is

slightly

different.

The

one

for

regulatory

VaR
meets

regulatory

requirements

for

inclusion

in

regulatory

VaR.
Management

VaR

includes

a

broader

range

of

positions.

For
example,

regulatory

VaR

excludes

credit

spread

risks

from

the
securitization

portfolio,

which

are

treated

instead

under

the
securitization approach for regulatory purposes.
We also use

stressed VaR (SVaR)

for the calculation

of market
risk RWA. SVaR uses broadly the

same methodology as regulatory
VaR and is

calculated using the

same population, holding

period
(10-day) and

confidence level

(
99
%). Unlike

regulatory VaR,

the
historical

data

set

for

SVaR

is

not

limited

to

five

years,

instead
covering from 1 January

2007 to the

present. In deriving

SVaR, we
seek the largest 10-day holding period VaR for the current Group portfolio across

all

one-year look-back

windows from

1 January
2007 to the present. SVaR is computed weekly.
Audited |

Actual realized

market risk

losses may

differ

from

those
implied by VaR for a variety of reasons.
VaR is calibrated to

a specified level of

confidence and may

not
indicate potential losses beyond this confidence level.
The 1-day time horizon used for VaR for internal management
purposes

(10-day

for

regulatory

VaR)

may

not

fully

capture
market risk

of positions

that cannot

be closed

out or

hedged
within the specified period.
In

some

cases,

VaR

calculations

approximate

the

effect

of
changes in

risk factors

on the

values of

positions and

portfolios.
This may happen due to the number of risk factors included in the VaR model needing to be limited.
Effects

of extreme

market movements

are subject to

estimation
errors, which

may result

from non-linear risk

sensitivities, and
the potential for actual volatility and correlation levels to differ from assumptions implicit in VaR calculations.
Using a

five-year window

means sudden

increases in

market
volatility will tend

not to increase VaR

as quickly as the

use of
shorter

historical observation

periods, but

such increases

will
affect VaR

for a longer

period of

time. Similarly,

after periods
of increased volatility, as markets stabilize,

VaR predictions will
remain

more conservative

for a

period of

time influenced

by
the length of the historical observation period.
SVaR is subject to the limitations noted for VaR above, but the use of one-year data sets avoids the smoothing effect of the five-
year

data

set

used

for

VaR

and

the

absence

of

the

five-year
window gives a longer history of potential loss events. Therefore, although

the significant

period of

stress

during

the

2007–2009
financial

crisis

is

no

longer

contained

in

the

historical

five-year
period used for management and regulatory

VaR, SVaR continues
to use

that data.

This approach aims

to reduce

the procyclicality
of the regulatory capital requirements for market risks.
We recognize

that no

single measure

can encompass

all risks
associated

with

a

position

or

portfolio.

Thus

we

use

a

set

of
metrics with both overlapping and complementary characteristics to

create

a

holistic

framework

that

aims

to

ensure

material
completeness

of

risk

identification

and

measurement.

As

a
statistical aggregate risk measure, VaR supplements

our liquidity-
adjusted stress and comprehensive stress testing frameworks.
We also

have a

framework to

identify and

quantify potential
risks not

fully captured by

our VaR model

and refer to

such risks
as risks not in VaR.

The framework underpins these potential risks
with regulatory capital, calculated as a multiple of regulatory VaR and stressed VaR.
Audited

|

There

were

no
material

changes

to

the

VaR

model
in 2021.
Audited |

IRRBB arises

from

balance sheet

positions such

as
Loans
and

advances

to

banks
,
Loans

and

advances

to

customers
,
Financial assets at

fair value not held

for trading
,
Financial assets
measured

at

amortized

cost
,
Customer

deposits
,
Debt

issued
measured

at

amortized

cost
,

and

derivatives,

including

those
subject to

hedge accounting. Fair

value changes to

these positions
may

affect

other

comprehensive

income

(OCI)

or

the

income
statement, depending on their accounting treatment.
Our

largest

banking

book

interest

rate

exposures

arise

from
customer

deposits

and

lending

products

in

Global

Wealth
Management

and

Personal

&

Corporate

Banking.

The

inherent
interest

rate

risks

are

generally

transferred

from

Global

Wealth
Management

and

Personal

&

Corporate

Banking

to

Group
Treasury,

to

manage

them

centrally. This

enables

the netting

of
interest

rate

risks

across

different

sources,

while

leaving

the
originating

businesses

with

commercial

margin

and

volume
management. The residual interest

rate risk is mainly

hedged with
interest rate swaps, to the vast majority of which we apply hedge accounting.

Short-term

exposures

and

high-quality

liquid

assets
classified as
Financial assets at

fair value not

held for trading

are
hedged with derivatives

accounted for on

a mark-to-market basis.
Long-term

fixed-rate

debt

issued

is

hedged

with

interest

rate
swaps designated in fair value hedge accounting relationships.
Risk management and governance
IRRBB

is

measured

using

several

metrics,

the

most

relevant

of
which are the following.
–

Interest
rate

sensitivities

to
changes
in

yield

curves
  are
calculated as changes in the present value of

future cash flows
irrespective of

accounting treatment.

These are

also the

key risk
factors for statistical and stress-based measures, e.g., value-at-
risk

and

stress

scenarios

(including

EVE

sensitivity),

and

are
measured

and

reported

daily.

EVE

sensitivity

is

the

exposure
arising from the most adverse regulatory interest rate scenario after

netting

across

currencies.
As

well

as

the

regulatory
measure, we appl y
an

internal

EVE

sensitivity

me
tric that
includes

additional

tier 1

(AT1)

capital

instruments

and
modeled

interest

rate

duration

assigned

to

equity,

goodwill
and real estate.
–

Net interest

income (NII) sensitivity

assesses NII

change over a
set

time

horizon

compared

with

baseline

NII,

wh
ich we
internally calculate by

assuming interest rates

in all currencies
develop according

to their

market-implied forward

rates and
assum ing
constant

business

volumes

and

no

specific
management actions.

This internally

calculated

NII sensitivity,
which,

unlike

the

FINMA

Pillar 3

disclosure

requirements,
includes

the

contribution

from cash

held

at

central

banks, is
measured and reported monthly.
We actively

manage IRRBB,

aiming to

reduce the

volatility of
NII, while keeping the EVE

sensitivity within set internal risk

limits.
EVE and

NII sensitivity

are monitored

against limits

and triggers,
at consolidated and

significant legal entity

levels. We also

assess
the sensitivity of EVE and NII under stressed market conditions by applying a suite

of parallel

and non-parallel interest

rate scenarios,
as well as specific economic scenarios.
The Group

Asset and

Liability Committee

(ALCO) and,

where
relevant,

ALCOs

at

a

legal

entity

level

perform

independent
oversight over the management of IRRBB,

which is also subject to
Group Internal Audit and model governance.
›
Refer to “Group Internal Audit” in the “Corporate

governance”
section of this report and to “Risk measurement”

in this section
for more information
Key modeling assumptions
The cash flows

from customer deposits

and lending products

used
in calculation

of EVE

sensitivity exclude

commercial margins

and
other spread

components, are

aggregated by

daily time

buckets
and are

discounted using

risk-free

rates. Our

external issuances
are

discounted

using

UBS’s

senior

debt

curve,

and

capital
instruments are modeled

to the

first call date.

NII sensitivity, which
includes commercial

margins, is

calculated over

a one-year

time
horizon, assuming constant balance sheet structure and volumes,
and

considers

the

flooring

effect

of

embedded

interest

rate
options.
The average

repricing maturity

of non-maturing

deposits and
loans is determined via

replication portfolio strategies designed

to
protect

product

margin.

Optimal

replicating

portfolios

are
determined

at

granular

currency-

and

product-specific

levels

by
simulating

and

applying

a

real-world

market

rate

model

to
historically calibrated client rate and volume models.
We

use

an

econometric

prepayment

model

to

forecast
prepayment

rates on

US mortgage

loans

in UBS

Bank USA

and
agency

mortgage-backed

securities

(MBSs)

held

in

various
liquidity

portfolios

of

UBS

Americas

Holding

LLC

consolidated.
These prepayment rates are used to forecast both mortgage loan and MBS

balances under

various macroeconomic

scenarios. The
prepayment model is used for

a variety of purposes, including

risk
management and regulatory

stress testing. Swiss

mortgages and
fixed-term deposits generally do not carry similar

optionality, due
to prepayment and early redemption penalties.

Sensitivity Analysis For Each Type Of Market Risk
Management value-at-risk (1-day, 95% confidence, 5 years of historical data) of our business divisions and Group
Functions by general market risk type
1
For the year ended 31.12.21
USD million Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 1 7 5 1 2
Max. 35 13 11 9 5
Average 7 9 7 3 3
31.12.21 8 11 7 6 3
Total management VaR, Group 4 36 11 12 Average (per business division and risk type)
Global Wealth Management 1 3 1 2 0 1 2 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 3 36 11 11 7 9 7 3 3
Group Functions 4 8 5 4 0 4 4 1 0
Diversification effect
2,3
(6) (5) 0 (5) (5) (1) 0
For the year ended 31.12.20
USD million Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 3 6 5 2 2
Max. 29 11 11 7 6
Average 10 8 7 4 4
31.12.20 6 8 8 3 3
Total management VaR, Group 8 31 13 11 Average (per business division and risk type)
Global Wealth Management 0 2 1 1 0 1 1 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 7 32 12 10 10 7 6 4 4
Group Functions 4 7 5 6 0 4 3 1 0
Diversification effect
2,3
(5) (8) 0 (4) (4) (1) 0
1 Statistics at individual levels may not be

summed to deduce the corresponding aggregate

figures. The minima

and maxima for each level may well occur

on different days, and likewise,

the VaR for each

business
line or risk type, being driven by the extreme loss tail of the corresponding distribution of simulated profits and losses for that business line or risk type, may well be driven by different days in the historical time series,
rendering invalid the simple summation of figures to arrive at the aggregate total.

2 Difference between the sum of the standalone VaR for the business divisions and Group Functions and the VaR for the Group as a whole.

3 As the minima and maxima for different business divisions and Group Functions occur on different days, it is not meaningful to calculate a portfolio diversification effect.
Audited

|

Interest

rate

risk

in

the

banking

book

is

subject

to

a
regulatory EVE

sensitivity threshold

of
15
% of tier 1

capital. The
exposure

is

calculated

as

the

theoretical

change

in

the

present
value

of

the

banking

book

under

the

most

adverse

of

the

six
FINMA interest rate scenarios.
As

of

31 December

2021,

the

interest

rate

sensitivity

of

our
banking book to a +1-basis-point parallel shift in yield curves was negative

USD
29.9

million,

compared

with

negative

USD
27.2
million as of

31 December 2020. The

change in the

interest rate
sensitivity was driven

by the execution of

transactions in the first
quarter

of

2021

that were

aimed at

protecting our

net interest
income should interest

rates decrease. The

reported interest rate
sensitivity

excludes

the

AT1

capital

instruments,

as

per

FINMA
Pillar 3

disclosure

requirements,

with

a

sensitivity

of

USD
4.5
million per

basis point,

and our

equity, goodwill

and real

estate,
with a modeled sensitivity of USD 22.1

million per basis point, of
which

USD
15.6

million

and

USD
5.5

million

are

attributable to
the US dollar and the Swiss franc portfolios, respectively.
The

most

adverse

of

the

six

FINMA

interest

rate

scenarios
would

be

the

“Parallel

up”

scenario,

which

would

result

in

a
change

in

the

economic

value

of

equity

of

negative

USD
6.0
billion,

representing

a

pro

forma

reduction

of
10.0
%

of

tier 1
capital, which would

be well below

the regulatory outlier

test of
15
% of

tier 1 capital.

The immediate

effect of

the “Parallel

up”
scenario

on

tier 1

capital

as

of

31 December

2021

would

be

a
reduction of 1.8%, or USD 1.1

billion, arising from the

part of our
banking book that is measured at fair value through profit or loss
and

from
Financial assets

measured

at

fair value

through

other
comprehensive

income
.

Over

time

this

scenario

would

have

a
positive effect on net interest income.
Interest rate risk – banking book
USD million +1 bp Parallel up
1
Parallel down
1
Steepener
2
Flattener
3
Short-term up
4
Short-term down
5
CHF (5.1) (724.1) 806.3 (254.3) 117.1 (158.7) 162.5
EUR (1.1) (196.6) 231.9 (69.0) 37.4 (24.1) 27.4
GBP 0.1 33.3 (32.8) (31.1) 35.3 45.4 (43.7)
USD (23.5) (5,068.3) 4,124.2 (821.4) (362.3) (2,165.9) 2,315.6
Other (0.4) (85.8) 19.9 (3.7) (34.5) (59.6) 3.8
Total effect on economic value of equity as per Pillar 3 requirement as of
31.12.21 (29.9) (6,041.4) 5,149.5 (1,179.6) (207.0) (2,362.9) 2,465.6
Additional tier 1 (AT1) capital instruments 4.5 853.4 (928.4) (9.6) 197.1 531.5 (553.3)
Total including AT1 capital instruments as of 31.12.21 (25.4) (5,188.0) 4,221.1 (1,189.2) (10.0) (1,831.4) 1,912.3
1 Rates across all tenors move by ±150 bps for

Swiss franc, ±200 bps for euro and US dollar and ±250 bps for pound sterling.

2 Short-term rates decrease and long-term rates increase.

3 Short-term rates increase
and long-term rates decrease.

4 Short-term rates increase more than long-term rates.

5 Short-term rates decrease more than long-term rates.
Audited |

We make direct investments

in a variety

of entities and

buy
equity holdings in

both listed

and unlisted companies,

for a

variety
of purposes, including investments

such as exchange and

clearing
house

memberships

held

to

support our

business activities.

We
may also make investments in

funds that we manage in

order to
fund

or

seed

them

at

inception

or

to

demonstrate

that

our
interests

align

with

those

of

investors.

We

also

buy,

and

are
sometimes

required

by

agreement

to

buy,

securities

and

units
from funds that we have sold to clients.
The fair value of equity

investments tends to be influenced by
factors specific

to the

individual investments.

Equity investments
are generally

intended to

be held

for the

medium or

long term
and may be subject to lock-up

agreements. For these reasons, we
generally

do

not

control

these

exposures

by

using

market

risk
measures

applied

to

trading

activities.

However,

such

equity
investments are subject to a different range of controls, including preapproval

of

new

investments

by

business

management

and
Risk

Control,

portfolio

and

concentration

limits,

and

regular
monitoring

and reporting

to

senior

management. They

are also
included in

our Group-wide

statistical and

stress testing

metrics,
which flow into our risk appetite framework.
As

of

31 December

2021,

we

held

equity

investments

and
investment fund units totaling USD 3.0

billion, of which USD
1.8
billion was

classified as
Financial assets

at fair

value not

held for
trading

and USD
1.2

billion as
Investments in associates
.
Audited |

Debt investments classified as
Financial assets measured

at
fair value

through OCI

as of

31 December 2021

were measured
at fair

value with

changes in

fair value

recorded through
Equity
,
and can broadly

be categorized

as money market

instruments and
debt securities primarily

held for statutory,

regulatory or liquidity
reasons.
The

risk

control

framework

applied

to

debt

instruments
classified as
Financial assets

measured at

fair value

through OCI

depends

on

the nature

of

the instruments

and the

purpose

for
which we

hold them.

Our exposures

may be

included in

market
risk

limits

or

be

subject

to

specific

monitoring

and

interest

rate
sensitivity

analysis.

They

are

also

included

in

our

Group-wide
statistical

and

stress

testing

metrics,

which

flow

into

our

risk
appetite framework.

Debt instruments classified as
Financial assets measured at fair
value

through

OCI

had

a

fair

value

of

USD
8.8

billion

as

of
31
December

2021

compared

with
USD   8.3

billion

as
  of
31 December 2020.